Additional Information - Summary of Movement in Changes in the Standardised Measure (Detail) - Exploration and evaluation assets and Oil and gas assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Changes In Standardised Measure [Line Items]
Standardised measure at the beginning of the year	$ 54,143	$ 15,737	$ 5,084
Prices, net of production costs	(41,132)	22,558	7,741
Changes in future development costs	(2,288)	(873)	20
Revisions of reserves quantity estimates	3,156	5,898	2,109
Accretion of discount	8,039	4,051	430
Changes in production timing and other	(707)	2,371	3,485
Sales of oil and gas, net of production costs	(10,500)	(10,202)	(5,698)
Acquisitions of reserves-in-place		28,309
Sales of reserves-in-place	0
Previously estimated development costs incurred	5,276	3,339	565
Extensions, discoveries, and improved recoveries, net of future costs	1,174		8,346
Changes in future income taxes	14,992	(17,045)	(6,345)
Standardised measure at the end of the year	$ 32,153	$ 54,143	$ 15,737